Expenses by nature	6 Months Ended
Jun. 30, 2024
Expenses by nature [Abstract]
Expenses by nature
3.	Expenses by nature

The following table provides the consolidated statement of comprehensive income classification of our expense by nature:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000
External research and development expenses	7,876	5,489	14,923	11,314
Employee expenses[1,3]	1,810	1,626	3,358	3,045
Depreciation	5	10	11	20
Other expenses	64	51	121	103
Total research and development expenses	9,755	7,176	18,413	14,482

External costs	2,322	1,839	4,237	4,109
Employee expenses[2,3]	1,069	840	1,950	1,616
Depreciation	73	70	147	137
Total general and administrative expenses	3,464	2,749	6,334	5,862
Total operating expenses	13,219	9,925	24,747	20,344

[1] Included in employee expenses is a share based compensation credit of $0.1 million for the three months ended June 30, 2024, and a share based compensation expense of $0.1 million for the six months ended 30 June 2024, relating to employees in the research and development department (three and six months ended June 30, 2023, expense of $0.2 million and $0.6 million, respectively).

[2] Included in employee expenses is share based compensation credit of $8 thousand for the three months ended June 30, 2024, and a share based compensation expense of $0.1 million for the six months ended 30 June 2024, relating to employees in the general and administrative department (three and six months ended June 30, 2023, $0.2 million and $0.4 million, respectively).

[3] Includes termination expenses incurred in the period.

Foreign exchange gain/loss

Foreign exchange gain of $0.5 million for the three months ended June 30, 2024 (foreign exchange gain of $36 thousand for the three months ended June 30, 2023), and foreign exchange gain of $1.8 million for the six months ended June 30, 2024 (foreign exchange loss of $1.6 million for the six months ended June  30,2023) consists primarily of gains and losses related to the translation of the U.S. dollar cash and other financial assets balance into euro in the accounts of the Company’s subsidiary, GH Research Ireland Limited, whose functional currency is euro as explained in the Group’s consolidated financial statements for the year ended December 31, 2023.

At June 30, 2024, if the U.S. dollar had weakened/strengthened by 10% against the euro with all other variables held constant, the loss before tax for the six months ended June 30, 2024, would have been $4.6 million higher/lower, mainly related to the translation of cash and other financial assets held in U.S. dollar in the Company’s subsidiary, GH Research Ireland Limited. This would be offset by an equivalent amount within Other Comprehensive Income.